Note 17 - Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2015
Note 17 - Accounts Payable (Tables) [Line Items]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	December 31,
	2014	2015
Accrued bonus	$3,612,689	$4,825,633
Accrued professional service fees	760,780	416,676
Withholding individual income tax-option exercise	61,683	61,683
Value added taxes and other taxes payable	945,471	2,219,300
Accrued raw data cost	762,492	1,285,418
Accrued bandwidth cost	127,650	38,527
Accrued welfare benefits	72,160	61,594
Amount payable related to business restructure (Note 4)	360,520	-
Advances related to disposal of subsidiaries (i)	-	5,081,927
Accrued sales service fees	491,981	578,910
Others	1,642,308	1,085,757
Total	$8,837,734	$15,655,425

Accounts Payable [Member]
Note 17 - Accounts Payable (Tables) [Line Items]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	December 31,
	2014	2015
Amount due to customers of Hong Kong brokerage business	$7,982,827	$2,388,638
Amount due to sales agents	583,367	1,722,827
Amount due to noncontrolling shareholders	876,911	910,864
Others	409,386	471,399
	$9,852,491	$5,493,728